NET INCOME PER UNIT 2 (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	[1]	Sep. 30, 2014	[1]	Jun. 30, 2014	[1]	Mar. 31, 2014	[1]	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Distribution Made to Limited Partner, Cash Distributions Declared									$ 25,892
Undistributed Earnings, Basic									(8,050)
Less: Net loss attributable to Predecessor									(12,122)	$ (14,402)	$ (6,415)
Limited partners' interest in net income attributable to the Partnership	$ 15,239		$ 9,308		$ 5,417		$ 0		29,964	0	0
Net income (loss)									17,842	$ (14,402)	$ (6,415)
Limited Partner Common Units, Public [Member]
Distribution Made to Limited Partner, Cash Distributions Declared									12,706
Undistributed Earnings, Basic									2,034
Limited partners' interest in net income attributable to the Partnership									$ 14,740
Weighted Average Number of Shares Outstanding, Basic									15,812,500
Weighted Average Number of Shares Outstanding, Diluted									15,814,525
Earnings Per Share, Diluted									$ 0.93
Limited Partner Common Units, PBF LLC [Member]
Distribution Made to Limited Partner, Cash Distributions Declared									$ 635
Undistributed Earnings, Basic									(220)
Limited partners' interest in net income attributable to the Partnership									$ 415
Weighted Average Number of Shares Outstanding, Basic									355,302
Weighted Average Number of Shares Outstanding, Diluted									355,302
Earnings Per Share, Diluted									$ 1.17
Limited Partner, Subordinated Units [Member]
Distribution Made to Limited Partner, Cash Distributions Declared									$ 12,551
Undistributed Earnings, Basic									2,258
Limited partners' interest in net income attributable to the Partnership									$ 14,809
Weighted Average Number of Shares Outstanding, Basic									15,886,553
Weighted Average Number of Shares Outstanding, Diluted									15,886,553
Earnings Per Share, Diluted									$ 0.93
General Partner [Member]
Distribution Made to Limited Partner, Cash Distributions Declared									$ 0
Less: Net loss attributable to Predecessor									$ (12,122)

[1]	(a)The information presented includes the results of operations of our Predecessor for periods presented through May 13, 2014, of the West Ladder Rack through the DCR West Ladder Effective Date, of the Toledo Storage Facility through the Toledo Storage Facility Effective Date and of PBFX for the period beginning May 14, 2014, the date PBFX commenced operations.